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                   NICHOLAS | APPLEGATE(R) INSTITUTIONAL FUNDS

          SUPPLEMENT TO CLASS I & R PROSPECTUSES DATED JANUARY 27, 2003
                      & STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 30, 2003

CHANGE IN FUND NAME:

The International Structured Fund has changed its name to the International Systematic Fund.

PLEASE REVISE THE "PORTFOLIO TEAMS" SECTION AS FOLLOWS:

William H. Chenoweth has decided to leave Nicholas-Applegate effective September 30, 2003. Between now and then he will be transferring his U.S. Growth Equity and U.S. Large Cap Select Growth portfolio management responsibilities to the other members of the team. In addition, please delete all references to Kenneth
H. Lee as a member of the U.S Equity Growth and U.S. Large Cap Select Growth Fund management teams.

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                   NICHOLAS | APPLEGATE(R) INSTITUTIONAL FUNDS

          SUPPLEMENT TO CLASS II-IV PROSPECTUSES DATED FEBRUARY 4, 2003
                      & STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 30, 2003

CHANGE IN FUND NAME:

The International Structured Fund has changed its name to the International Systematic Fund.

PLEASE REVISE THE "PORTFOLIO TEAMS" SECTION AS FOLLOWS:

William H. Chenoweth has decided to leave Nicholas-Applegate effective September 30, 2003. Between now and then he will be transferring his U.S. Growth Equity and U.S. Large Cap Select Growth portfolio management responsibilities to the other members of the team. In addition, please delete all references to Kenneth
H. Lee as a member of the U.S Equity Growth and U.S. Large Cap Select Growth Fund management teams.